Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

35. Related party transactions

The Group has related party transactions with pension funds, associated companies and joint ventures, and the management and the Board of Directors. Transactions and balances with companies over which the Group exercises control are eliminated on consolidation. Refer to Note 2, Significant accounting policies, and Note 32, Principal Group companies.

Transactions with pension funds

The Group has borrowings of EUR 43 million (EUR 69 million in 2019) from Nokia Unterstützungsgesellschaft mbH, the Group’s German pension fund, a separate legal entity. The loan bears interest at the rate of 6% per annum and its duration is pending until further notice by the loan counterparties even though they have the right to terminate the loan with a 90‑day notice. In 2020, an amendment in the loan agreement was reached allowing an off-set to the loan balance of contributions, interest and benefit payments paid. The loan is included in short-term interest-bearing liabilities in the consolidated statement of financial position. For more information on the Group’s pension plans, refer to Note 27, Pensions and other post-employment benefits.

Transactions with associated companies and joint ventures

EURm	2020	2019	2018
Share of results	22	12	12
Dividend income	5	6	1
Share of shareholders' equity	233	165	145
Sales	115	153	167
Purchases	(177)	(193)	(159)
Trade receivables	31	22	58
Trade payables	(26)	(38)	(32)

The Group has a financing commitment of EUR 6 million (EUR 10 million in 2019)  to an associated company.

In 2016, the Group engaged in a strategic agreement with HMD global Oy based on which the Group determined that it exercised significant influence over HMD global Oy despite holding no voting power in it. The agreement covers branding rights and intellectual property licensing to grant HMD global Oy an exclusive global license to create Nokia-branded mobile phones and tablets for ten years. In 2019, the Group granted a convertible loan of EUR 60 million to HMD global Oy containing both a mandatory equity conversion element, as well as a call option held by the Group, to convert the loan into equity interest in HMD global Oy. In 2020, the Group acquired an ownership interest in HMD global Oy as a result of the equity conversion of the convertible loan and recorded an investment in associated companies of EUR 63 million.

Management compensation

Compensation information for the President and CEO:

EUR	Base salary/fee	Cash incentive payments	Share-based payment expenses(1)	Pension expenses	Total
2020
Pekka Lundmark, from August 1, 2020	541 667	573 068	1 063 164	211 050	2 388 949
Rajeev Suri, until July 31, 2020 (2)	759 365	945 697	1 276 825	341 591	3 323 478
2019
Rajeev Suri	1 300 000	637 163	2 265 547	353 846	4 556 556
2018
Rajeev Suri	1 050 000	873 862	1 978 268	312 607	4 214 737
(1)	Represents the expense for all outstanding equity grants recorded during the year.
(2)	Upon stepping down from his role as CEO, the Group recorded termination benefits, EUR 5 122 317, for Rajeev Suri according to terms of his exit agreement.

Total remuneration awarded to the Group Leadership Team for their time as members of the Group Leadership Team:

EURm	2020	2019	2018
Short-term benefits	27	24	23
Post-employment benefits(1)	2	1	1
Share-based payments	9	8	6
Termination benefits(2)	10	–	5
Total	48	33	35

(1) The members of the Group Leadership Team participate in the local retirement programs applicable to employees in the country where they reside.

(2) Includes both termination payments and payments made under exceptional contractual arrangements for lapsed equity awards.

Board of Directors’ compensation

The annual remuneration paid to the members of the Board of Directors, as decided by the Annual General Meetings in the respective years:

	2020			2019			2018
	Annual	Meeting	Shares	Annual	Meeting	Shares	Annual	Meeting	Shares
	fee(1)	fees (2)	received(3)	fee(1)	fees	received(3)	fee(1)	fees	received(3)
	EUR	EUR	number	EUR	EUR	number	EUR	EUR	number
Sari Baldauf, Chair	440 000	5 000	48 523	185 000	12 000	16 261	160 000	–	12 636
Kari Stadigh, Vice Chair	185 000	11 000	20 401	160 000	12 000	14 063	160 000	10 000	12 636
Bruce Brown(4)	190 000	22 000	20 953	190 000	27 000	16 700	190 000	24 000	15 005
Thomas Dannenfeldt(5)	175 000	–	19 299	–	–	–	–	–	–
Jeanette Horan(5)	175 000	20 000	19 299	175 000	22 000	15 382	175 000	20 000	13 820
Louis R. Hughes	–	–	–	–	22 000	–	175 000	24 000	13 820
Edward Kozel(5)(6)	195 000	17 000	21 504	195 000	20 000	17 140	195 000	22 000	15 400
Jean C. Monty	–	–	–	–	–	–	–	14 000	–
Elizabeth Nelson(5)	175 000	17 000	19 299	175 000	25 000	15 382	175 000	17 000	13 820
Olivier Piou	–	11 000	–	175 000	14 000	15 382	185 000	11 000	14 610
Risto Siilasmaa	–	–	–	440 000	–	38 675	440 000	–	34 749
Søren Skou	160 000	11 000	17 644	160 000	–	14 063	–	–	–
Carla Smits-Nusteling(5)	190 000	17 000	20 953	190 000	20 000	16 700	190 000	16 000	15 005
Total	1 885 000	131 000		2 045 000	174 000		2 045 000	158 000

(1)   Annual fees consist of Board member fees and Committee chair and member fees.

(2)   Meeting fees include all meeting fees paid for the term that ended at the Annual General Meeting held on May 27, 2020, and meeting fees accrued and paid in 2020 for the term that began at the same meeting.

(3)   Approximately 40% of each Board member’s annual compensation is paid in Nokia shares purchased from the market, and the remaining approximately 60% is paid in cash.

(4)   Annual fees include EUR 30 000 for Bruce Brown as Chair of the Personnel Committee.

(5)   Annual fees include EUR 30 000 for Carla Smits-Nusteling as Chair and EUR 15 000 for Thomas Dannenfeldt, Jeanette Horan,  Edward Kozel and Elizabeth Nelson as members of the Audit Committee.

(6)   Annual fees include EUR 20 000 for Edward Kozel as Chair of the Technology Committee.

Transactions with the Group Leadership Team and the Board of Directors

No loans were granted to the members of the Group Leadership Team and the Board of Directors in 2020, 2019 or 2018.

Terms of termination of employment of the President and CEO

Rajeev Suri stepped down from his position as President and CEO on July 31, 2020. Nokia’s Board of Directors appointed Pekka Lundmark as President and CEO of Nokia and he started in his new role on August 1, 2020.

The President and CEO, Pekka Lundmark, may terminate his service agreement at any time with 12 months’ prior notice. The President and CEO would either continue to receive salary and benefits during the notice period or, at Nokia’s discretion, a lump sum of equivalent value. Additionally, the President and CEO would be entitled to any short- or long-term incentives that would normally vest during the notice period. Any unvested equity awards would be forfeited after termination.

In the event that the President and CEO terminates his service agreement based on a final arbitration award demonstrating Nokia’s material breach of the service agreement, he is entitled to a severance payment equaling up to 12 months of compensation (including annual base salary, benefits and target incentive). Any unvested equity awards would be forfeited after termination.